Non-Operating Income (Expense) - Additional Information (Details) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2025 USD ($)	Dec. 31, 2025 CAD ($) USD_per_LB	Dec. 31, 2024 CAD ($)	Mar. 31, 2024 USD ($)
Inversiones Mineras S.A.
Disclosure of subsidiaries [line items]
Gains (losses) on change in fair value of derivatives		$ 0	$ 7
Derivative liability, contractual amount (in usd per lb) | USD_per_LB		3.15
Derivative contractual period		3 years
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss				$ 97
Decrease in fair value of financial liability, attributable to changes in credit risk of liability	$ 50
Amount by which credit derivatives or similar instruments related to financial assets designated as measured at fair value through profit or loss mitigate maximum exposure to credit risk		$ 62	132
Current financial liabilities		62	72
Non-current financial liabilities		0	60
Codelco
Disclosure of subsidiaries [line items]
Gains (losses) on change in fair value of derivatives		(142)	(44)
Financial liabilities at amortised cost		$ 402	$ 548